Strategic Report - Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Douglas Flint
Disclosure of transactions between related parties [line items]
Base salary	£ 1,125	£ 1,500
Fixed pay allowance	0	0
Cash in lieu of pension	338	450
Annual incentive	0	0
LTI	0	0
Sub-total	1,463	1,950
Taxable benefits	83	100
Non-taxable benefits	64	86
Notional returns	0	0
Total	1,610	2,136
Stuart Gulliver
Disclosure of transactions between related parties [line items]
Base salary	1,250	1,250
Fixed pay allowance	1,700	1,700
Cash in lieu of pension	375	375
Annual incentive	2,127	1,695
LTI	0	0
Sub-total	5,452	5,020
Taxable benefits	500	557
Non-taxable benefits	71	71
Notional returns	63	27
Total	£ 6,086	5,675
Percentage of annual incentive award deferred in shares	60.00%
Stuart Gulliver | Tranche 1
Disclosure of transactions between related parties [line items]
Vesting percentage	20.00%
Stuart Gulliver | Tranche 2
Disclosure of transactions between related parties [line items]
Vesting percentage	20.00%
Stuart Gulliver | Tranche 3
Disclosure of transactions between related parties [line items]
Vesting percentage	20.00%
Stuart Gulliver | Tranche 4
Disclosure of transactions between related parties [line items]
Vesting percentage	20.00%
Stuart Gulliver | Tranche 5
Disclosure of transactions between related parties [line items]
Vesting percentage	20.00%
Iain Mackay
Disclosure of transactions between related parties [line items]
Base salary	£ 700	700
Fixed pay allowance	950	950
Cash in lieu of pension	210	210
Annual incentive	1,334	987
LTI	0	0
Sub-total	3,194	2,847
Taxable benefits	64	52
Non-taxable benefits	37	37
Notional returns	42	17
Total	3,337	2,953
Marc Moses
Disclosure of transactions between related parties [line items]
Base salary	700	700
Fixed pay allowance	950	950
Cash in lieu of pension	210	210
Annual incentive	1,358	1,005
LTI	0	0
Sub-total	3,218	2,865
Taxable benefits	16	15
Non-taxable benefits	38	38
Notional returns	42	18
Total	£ 3,314	£ 2,936